Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 91,689	$ 86,036
Short-term investments	180,174	214,915
Accounts receivable-third parties	42,273	40,176
Inventories	17,612	12,309
Other current assets	18,246	17,105
Total current assets	349,994	370,541
Property, plant and equipment	17,036	16,616
Right-of-use assets	5,176
Investments in equity investees	158,927	138,318
Deferred issuance costs	1,391
Other assets	6,773	6,643
Total assets	539,297	532,118
Current liabilities
Accounts payable	30,764	25,625
Other payables, accruals and advance receipts	64,160	56,327
Lease liabilities	3,191
Other current liabilities	3,210	3,527
Total current liabilities	101,325	85,479
Lease liabilities	2,522
Long-term bank borrowings	26,763	26,739
Other liabilities	8,332	7,645
Total liabilities	138,942	119,863
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 750,000,000 shares authorized; 666,577,450 shares issued at December 31, 2018 and March 31, 2019	66,658	66,658
Additional paid-in capital	508,550	505,585
Accumulated losses	(203,583)	(183,004)
Accumulated other comprehensive (loss)/income	4,144	(243)
Total Company's shareholders' equity	375,769	388,996
Non-controlling interests	24,586	23,259
Total shareholders' equity	400,355	412,255
Total liabilities and shareholders' equity	$ 539,297	$ 532,118